Description of Business - Summary of Percentage of Revenues (Details) - Customer Concentration Risk [Member]	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Revenue Concentration | Apple
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage	54.50%	50.50%	54.30%	50.90%
Revenue Concentration | Facebook
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage	24.20%	26.40%	24.20%	26.60%
Revenue Concentration | Google
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage	18.60%	19.60%	18.70%	19.30%
Account Receivable Concentration | Apple
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage			56.00%		55.60%
Account Receivable Concentration | Facebook
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage			22.60%		23.70%
Account Receivable Concentration | Google
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage			17.70%		17.50%